Average Annual Total Returns{- Fidelity® SAI U.S. Large Cap Index Fund} - 07.31 Fidelity SAI U.S. Large Cap Index Fund PRO-08 - Fidelity® SAI U.S. Large Cap Index Fund	Fidelity SAI U.S. Large Cap Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI U.S. Large Cap Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI U.S. Large Cap Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI U.S. Large Cap Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI U.S. Large Cap Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI U.S. Large Cap Index Fund-Default After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception
Total	31.53%	16.85%	[1]	30.97%	16.41%	[1]	19.01%	13.39%	[1]	31.49%	16.86%	[1]

[1]	(a) From February 2, 2016